Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

March 31, 2020

PFL-QTLY-0520
1.814657.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	736,197
Pennsylvania - 95.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,013,500
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,156,010
5% 12/1/30	1,365,000	1,571,306
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,753,620
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,715,012
Series 2018:
5% 3/1/33	1,570,000	1,841,170
5% 3/1/34	2,250,000	2,622,848
Series 2020 A, 5% 2/1/30	2,270,000	2,999,692
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,721,392
4% 7/15/38	1,400,000	1,502,956
4% 7/15/39	1,250,000	1,339,150
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,750,000	5,553,320
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (b)	2,000,000	2,218,860
Series 2020 B2, 5%, tender 2/1/27 (b)	2,000,000	2,261,720
Series 2020 B3, 5%, tender 2/1/30 (b)	2,000,000	2,223,780
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	572,125
5% 7/1/27	490,000	560,256
5% 7/1/28	540,000	618,624
5% 7/1/29	710,000	814,739
5% 7/1/30	685,000	784,161
5% 7/1/35	1,885,000	2,132,387
5% 7/1/39	6,675,000	7,484,010
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,640,587
5% 7/15/30	1,500,000	1,868,505
5% 7/15/31	1,250,000	1,551,213
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,138,140
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	381,112
4% 11/15/34	250,000	271,350
4% 11/15/35	200,000	216,116
5% 11/15/28	840,000	992,141
5% 11/15/29	1,625,000	1,915,339
5% 11/15/30	685,000	805,587
5% 11/15/46	6,605,000	7,485,579
Series 2016 B:
4% 11/15/40	600,000	639,558
4% 11/15/47	3,605,000	3,817,298
Series 2018 A:
5% 11/15/26	1,140,000	1,369,288
5% 11/15/27	225,000	275,456
5% 11/15/28	200,000	244,338
5% 11/15/29	200,000	244,310
Commonwealth Fing. Auth. Rev.:
Series 2013 A2:
5% 6/1/24 (Pre-Refunded to 6/1/22 @ 100)	800,000	865,624
5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	1,175,000	1,271,385
5% 6/1/26 (Pre-Refunded to 6/1/22 @ 100)	1,250,000	1,352,538
Series 2019 B:
5% 6/1/28	1,000,000	1,260,610
5% 6/1/29	1,000,000	1,280,990
5% 6/1/30	1,000,000	1,299,270
5% 6/1/31	1,150,000	1,511,767
Series 2020 A:
5% 6/1/31	3,500,000	4,549,090
5% 6/1/32	3,500,000	4,536,175
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,647,938
Series 2016:
5% 5/1/30	1,000,000	1,185,600
5% 5/1/31	500,000	589,330
5% 5/1/32	750,000	880,695
5% 5/1/33	2,210,000	2,590,960
5% 5/1/34	1,000,000	1,170,510
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,151,700
5% 5/1/48	4,000,000	4,131,400
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,450,134
5% 6/1/35	1,000,000	1,134,380
5% 6/1/36	500,000	565,810
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,085,340
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	368,022
5% 8/1/22	300,000	325,365
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,192,122
5% 7/1/27	2,500,000	2,719,825
Series 2016 A, 5% 7/1/46	3,500,000	3,910,480
Series 2019, 4% 7/1/45	1,350,000	1,415,637
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	235,780
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,788,968
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,379,037
5% 8/1/34	1,000,000	1,095,330
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,770,000	1,785,452
5.375% 7/1/42 (Pre-Refunded to 7/1/20 @ 100)	2,130,000	2,149,000
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,119,340
Series 2017 A2, 5% 2/15/39	1,880,000	2,220,148
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	652,575
6% 6/1/39	1,625,000	1,759,875
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	664,075
5% 11/1/25	665,000	762,655
5% 11/1/27	1,105,000	1,302,066
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,208,970
5% 8/15/33	1,000,000	1,204,330
5% 8/15/34	1,000,000	1,201,390
5% 8/15/36	1,000,000	1,195,280
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,726,547
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/36	2,905,000	3,447,828
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,854,990
5% 4/1/44	1,295,000	1,455,969
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,317,831
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	215,000	218,390
5% 10/1/21	245,000	256,287
5% 10/1/22	275,000	295,133
5% 10/1/23	1,305,000	1,434,365
5% 10/1/24	335,000	376,366
5% 10/1/25	750,000	840,585
5% 10/1/26	1,000,000	1,118,720
5% 10/1/27	1,000,000	1,116,160
Series 2016 A, 5% 10/1/40	4,000,000	4,516,320
Series 2018 A, 5% 9/1/26	1,500,000	1,762,770
Series 2019:
4% 9/1/34	2,500,000	2,738,600
4% 9/1/35	1,400,000	1,527,764
4% 9/1/36	1,200,000	1,305,132
4% 9/1/37	1,000,000	1,079,610
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,229,980
Series 2017:
5% 12/1/33	2,150,000	2,629,300
5% 12/1/35	1,000,000	1,215,830
5% 12/1/36	2,660,000	3,228,203
5% 12/1/37	1,515,000	1,832,044
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,141,070
5% 4/1/42	1,000,000	1,137,750
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,921,470
5% 8/15/43	2,000,000	2,394,320
5% 8/15/48	2,500,000	2,969,325
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,585,859
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	496,424
5% 7/1/29	300,000	371,223
5% 7/1/30	375,000	462,746
5% 7/1/31	425,000	522,890
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 1.2%, tender 4/15/20 (a)(b)	2,750,000	2,749,832
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	5,220,000	5,213,627
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,287,680
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	294,005
5% 3/1/23	585,000	627,904
First Series 2012:
5% 4/1/21	500,000	516,196
5% 4/1/22	600,000	639,078
5% 4/1/23	800,000	858,816
5% 4/1/24	1,100,000	1,180,652
Series 2010 E, 5% 5/15/31	2,500,000	2,509,975
Series 2016, 5% 5/1/33	2,200,000	2,529,912
Series 2018 A, 5% 2/15/48	4,000,000	4,760,400
Series 2019 A:
4% 3/1/37	750,000	820,785
5% 3/1/36	1,000,000	1,175,960
5% 3/1/38	1,000,000	1,168,260
5% 3/1/39	1,000,000	1,165,310
Series 2019:
4% 12/1/44	1,000,000	1,137,420
4% 12/1/48	1,000,000	1,130,380
Series AT-1 5% 6/15/31	5,000,000	5,905,500
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	2,000,000	2,138,260
Series 2019 131, 3.5% 4/1/49	5,000,000	5,279,000
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,445,013
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,435,888
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,432,263
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,153,854
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,825,212
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,302,983
5% 9/1/31	1,415,000	1,672,884
Series 2019 A, 5% 9/1/48	6,390,000	7,866,658
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	6,001,900
Series 2013 A2:
5% 12/1/28	500,000	610,600
5% 12/1/38	2,500,000	3,021,925
Series 2014 A, 5% 12/1/31	865,000	991,965
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,665,330
Series 2017 A1:
5% 12/1/30	3,500,000	4,328,415
5% 12/1/31	2,000,000	2,467,060
5% 12/1/33	1,500,000	1,841,745
Series 2018 A2, 5% 12/1/43	5,000,000	6,064,700
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	408,408
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,288,865
5% 7/1/31 (a)	1,000,000	1,167,040
5% 7/1/33 (a)	2,250,000	2,616,390
5% 7/1/37 (a)	5,065,000	5,818,773
5% 7/1/42 (a)	4,000,000	4,559,280
5% 7/1/47 (a)	3,035,000	3,433,222
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,057,100
Series 2020 A, 4% 11/1/45	3,825,000	4,107,056
Series 2020 C:
4% 11/1/35	1,750,000	1,938,948
4% 11/1/36	1,500,000	1,656,705
series 2020 C, 4% 11/1/37	1,255,000	1,376,785
Series 2020 C, 4% 11/1/38	1,000,000	1,093,490
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,368,688
5% 8/1/29	2,000,000	2,328,160
5% 8/1/30	1,500,000	1,740,315
5% 8/1/31	1,100,000	1,273,811
5% 10/1/33	1,500,000	1,771,680
5% 10/1/34	500,000	587,900
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,838,895
Series 2019 B:
5% 2/1/38	3,000,000	3,738,120
5% 2/1/39	2,500,000	3,063,675
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,606,650
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,036,265
5% 4/15/25	2,230,000	2,387,683
Series 2015 A, 5% 4/15/29	3,000,000	3,469,410
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,059,480
Series 2016 F, 5% 9/1/34	4,000,000	4,685,000
Series 2018 A:
5% 9/1/29	1,250,000	1,547,938
5% 9/1/30	1,000,000	1,234,590
5% 9/1/33	1,000,000	1,220,580
Series 2019 A:
4% 9/1/37	2,100,000	2,356,788
4% 9/1/38	2,300,000	2,569,951
4% 9/1/39	2,000,000	2,232,300
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,051,520
Series 2011 A, 5% 1/1/41	2,715,000	2,773,807
Series 2015 B, 5% 7/1/30	3,500,000	4,032,105
Series 2017 B:
5% 11/1/29	3,000,000	3,666,630
5% 11/1/30	3,700,000	4,509,190
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,214,420
5% 12/15/32	500,000	605,115
5% 12/15/33	500,000	604,395
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,431,598
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,179,400
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	648,548
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,488,474
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,161,231
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,330,162
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,139,940
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,089,200
Series 2015:
5% 9/1/22 (FSA Insured)	885,000	966,385
5% 9/1/23 (FSA Insured)	1,085,000	1,224,564
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,415,112
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,308,740
4% 9/1/35 (FSA Insured)	400,000	459,972
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,194,090
5% 3/1/36 (FSA Insured)	1,050,000	1,245,027
5% 3/1/37 (FSA Insured)	1,600,000	1,887,408
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,130,854
5% 12/1/20	30,000	30,719
5% 12/1/22	30,000	32,841
5% 12/1/27	1,480,000	1,745,749
5% 12/1/29	1,000,000	1,171,060
Series 2019 A, 4% 6/1/49	4,650,000	5,223,671
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	983,160
5% 1/1/38 (a)	1,125,000	1,086,413
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,152,095
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,408,988
5% 4/1/26 (FSA Insured)	1,000,000	1,184,020
5% 4/1/28 (FSA Insured)	1,390,000	1,660,452
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,598,475
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/25	4,465,000	4,501,167
5.25% 7/1/20	1,000,000	1,009,414
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,488,966
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,337,649

TOTAL PENNSYLVANIA		478,241,338

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	542,685
5% 7/1/23	1,000,000	1,082,810
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,238,700
5% 1/1/38	1,300,000	1,598,636
5% 1/1/39	1,000,000	1,228,990
5% 1/1/40	1,100,000	1,352,230

TOTAL PENNSYLVANIA, NEW JERSEY		7,044,051

TOTAL MUNICIPAL BONDS
(Cost $465,471,748)		486,021,586
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $465,471,748)		486,021,586
NET OTHER ASSETS (LIABILITIES) - 3.3%		16,838,299
NET ASSETS - 100%		$502,859,885

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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